Income Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Income Taxes [line items]
Current tax expense	$ (1,724)	$ (1,554)
Deferred tax (expense)/income	177	362
Total tax expense	$ (1,546)	$ (1,192)